Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Debt Expense [Abstract]
Interest expense	$ 33,018	$ 28,485	$ 21,218
Interest capitalized	(11,098)	(8,476)	(5,525)
Swap effect	48,453	48,346	52,379
Amortization and write off of financing costs	1,569	1,157	2,747
Commitment fees	2,283	4,921	4,369
Bank charges and other	308	301	253
Total	$ 74,533	$ 74,734	$ 75,441